Prepaid Expenses and Other (Tables)	12 Months Ended
Jan. 31, 2026
Prepaid Expenses and Other
Schedule of prepaid expenses and other

	January 31,	January 31,
	2026	2025
Prepaid expenses	24,453	18,457
Equity derivative contracts (Note 4)	9,763	26,372
Inventory	101	715
	34,317	45,544